Research and Development Expenses and Advertising Costs (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Expenses and Advertising Costs
Research and development expense	¥ 268,221	¥ 278,144	¥ 268,197
Advertising costs	¥ 90,977	¥ 92,128	¥ 99,865